Note 11 - Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Domestic Tax Jurisdiction [Member]
NOL carryforward	$ 32,951,304	$ 26,826,582
State and Local Jurisdiction [Member]
NOL carryforward	$ 9,836,072	$ 9,836,072